THRIVENT VARIABLE INSURANCE ACCOUNT A

1. The second paragraph on page 1 of the prospectus is revised to read as follows.

In general, we will allocate net premiums to one or more of the Subaccounts of Thrivent Variable Insurance Account A (the “Variable Account”) according to your instructions. The assets of each Subaccount will be invested solely in a corresponding Portfolio of the Thrivent Series Fund, Inc. (the “Fund”), which is an open-end management investment company commonly known as a “mutual fund”.

2. The third paragraph on page 1 of the prospectus is revised to read as follows.

We allocate premiums based on your designation to one or more Subaccounts of Thrivent Variable Life Account A (the “Variable Account”). The assets of each Subaccount will be invested solely in a corresponding Portfolio of the Fund. We provide the overall investment management for each Portfolio of the Fund, although some of the Portfolios are managed by an investment subadviser. The accompanying prospectus for the Fund describes the investment objectives and attendant risks of the following Portfolios of the Fund:

Thrivent Aggressive Allocation Portfolio

Thrivent Moderately Aggressive Allocation Portfolio

Thrivent Moderate Allocation Portfolio

Thrivent Moderately Conservative Allocation Portfolio

Thrivent Technology Portfolio

Thrivent Partner Small Cap Growth Portfolio

(subadvised by Turner Investment Partners, Inc. and Transamerica Investment Management, LLC)

Thrivent Partner Small Cap Value Portfolio

(subadvised by T. Rowe Price Associates, Inc.)

Thrivent Small Cap Stock Portfolio

Thrivent Small Cap Index Portfolio

Thrivent Mid Cap Growth Portfolio

Thrivent Mid Cap Growth Portfolio II

Thrivent Partner Mid Cap Value Portfolio

(subadvised by Goldman Sachs Asset Management, L.P.)

Thrivent Mid Cap Stock Portfolio

Thrivent Mid Cap Index Portfolio

Thrivent Partner International Stock Portfolio

(subadvised by Mercator Asset Management, LP and T. Rowe Price International, Inc.)

Thrivent Partner All Cap Portfolio

(subadvised by Fidelity Management & Research Company)

Thrivent Large Cap Growth Portfolio

Thrivent Large Cap Growth Portfolio II

Thrivent Partner Growth Stock Portfolio

(subadvised by T. Rowe Price Associates, Inc.)

Thrivent Large Cap Value Portfolio

Thrivent Large Cap Stock Portfolio

Thrivent Large Cap Index Portfolio

Thrivent Real Estate Securities Portfolio

Thrivent Balanced Portfolio

Thrivent High Yield Portfolio

Thrivent Diversified Income Plus Portfolio

Thrivent Income Portfolio

Thrivent Bond Index Portfolio

Thrivent Limited Maturity Bond Portfolio

Thrivent Mortgage Securities Portfolio

Thrivent Money Market Portfolio

An investment in the Contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Contract involves investment risk including the possible loss of principal, tax risks, and contract lapse.

Supplement to Prospectus dated May 1, 2006

FEE TABLES

3. The Fee Tables on pages 6 and 7 of the prospectus are revised to read as follows:

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Periodic Charges Other Than Fund Operating Expenses

Charge	When Charge is Deducted	Amount Deducted

Cost of Insurance[5]
Minimum and Maximum Charge	Monthly	$0.02 to $83.33 per $1,000 of Face Amount ($0.02 to $83.33 per $1,000 of Face Amount for VUL 1 Contracts)

Charge for a male, issue age 35, in the preferred nontobacco risk class (nonsmoker risk class for VUL 1 Contracts) with a face amount of $100,000, in the first Contract Year	Monthly	$0.11 per $1,000 of Face Amount ($0.07 per $1,000 of Face Amount for VUL 1 Contracts)

Basic Monthly Administrative Charge	Monthly	$10.00 ($4.00 for VUL 1 Contracts)

Maximum Initial Monthly Administrative Charge[6]	Monthly until 180 Monthly Deductions have been made (120 Monthly Deductions for VUL 1 Contracts)	$0.10 per $1,000 of Face Amount ($0.07 per $1,000 of Face Amount for VUL 1 Contracts)

		Current	Maximum

Mortality and Expense Risk Charge	Daily	Annual rate of .60% of average daily net assets of each Subaccount	Annual rate of .75% of average daily net assets of each Subaccount

5 The Cost of Insurance charge depends on the Face Amount and the gender (in most states), issue age, Attained Age and premium class of the Insured. The Cost of Insurance charges shown in the table may not be representative of the charges you will pay. Your Contract Schedule page will indicate the Cost of Insurance charges applicable to your Contract. More detailed information concerning your Cost of Insurance charges is available on request by calling 1-800-847-4836

6 The Initial Monthly Administrative Charge will equal an amount per $1,000 of Face Amount based upon the initial Face Amount, the Insured’s Attained Age at Contract issuance, the Insured’s gender, and whether the Insured is a tobacco user. For VUL 1 Contracts, the Initial Monthly Administrative Charge continues for 120 months instead of 180 months.

FEE TABLES

Periodic Charges Other Than Fund Operating Expenses, cont.

Charge	When Charge is Deducted	Amount Deducted

Loan Interest	In advance at the time any Contract loan is made (for the rest of the Contract Year) and on each Contract Anniversary thereafter (for that entire Contract Year)[7]	Accrues daily at an annual rate of 7.4%, which is equivalent to a fixed rate of 8% per year

Additional Benefit or Rider Charges
Accidental Death Rider[8]
Minimum and Maximum Charge	Monthly	$0.03 to $0.36 per $1,000 of rider coverage

Charge for a male, issue age 35 in the first Contract Year	Monthly	$0.05 per $1,000 of rider coverage
Disability Waiver Rider[8]
Minimum and Maximum Charge	Monthly	2.5% to 90% of amount to be waived

Charge for issue age 35 in the first Contract Year	Monthly	3.0% of amount to be waived
Spouse Insurance Rider[8]
Minimum and Maximum Charge	Monthly	Cost of Insurance charges of $0.02 to $83.33 per $1,000 of rider coverage, plus Initial Monthly Charges of $0.01 to $0.10 per $1,000 of rider coverage (For VUL 1 Contracts, Cost of Insurance charges of $0.02 to $83.33, plus Initial Monthly Charges of $0.02 to $0.07, plus Basic Monthly Administrative Charge of $2.00)

Charge for a female, issue age 35, in the preferred nontobacco risk class (nonsmoker risk class for VUL 1 Contracts) with rider coverage amount of $100,000, in the first Contract Year	Monthly	Cost of Insurance charges of $0.08 per $1,000 of rider coverage, plus Initial Monthly Charges of $0.03 per $1,000 of rider coverage (For VUL 1 Contracts, Cost of Insurance charges of $0.06 per $1,000 of rider coverage, plus Initial Monthly Charges of $0.04 per $1,000 of rider coverage)

7 If interest is not paid when due, it will be added to the loan balance and will bear interest at the same rate. If death or full surrender occurs before the next Contract Anniversary, unearned interest will be added to the proceeds payable.

8 The rider charges may vary based on the Face Amount and the gender (in most states), issue age, Attained Age, premium class of the Insured, net amount at risk, or rider coverage amount. Charges based on age may increase as the Insured ages. The rider charges shown in the table may not be representative of the charges you will pay. Your contract Schedule page will indicate the rider charges applicable to your Contract, and more detailed information concerning your rider charges is available by calling 1-800-874-4836.

SUMMARY OF CONTRACT BENEFITS AND RISKS

4. The Investment Options paragraph on page 9 of the Prospectus is revised to read as follows:

Investment Options

You allocate the Net Premium payments to one or more of the following Subaccounts of the Variable Account:

Thrivent Aggressive Allocation Subaccount

Thrivent Moderately Aggressive Allocation Subaccount

Thrivent Moderate Allocation Subaccount

Thrivent Moderately Conservative Allocation Subaccount

Thrivent Technology Subaccount

Thrivent Partner Small Cap Growth Subaccount

Thrivent Partner Small Cap Value Subaccount

Thrivent Small Cap Stock Subaccount

Thrivent Small Cap Index Subaccount

Thrivent Mid Cap Growth Subaccount

Thrivent Mid Cap Growth Subaccount II

Thrivent Partners Mid Cap Value Subaccount

Thrivent Mid Cap Stock Subaccount

Thrivent Mid Cap Index Subaccount

Thrivent Partner International Stock Subaccount

Thrivent Partner All Cap Subaccount

Thrivent Large Cap Growth Subaccount

Thrivent Large Cap Growth Subaccount II

Thrivent Partner Growth Stock Subaccount

Thrivent Large Cap Value Subaccount

Thrivent Large Cap Stock Subaccount

Thrivent Large Cap Index Subaccount

Thrivent Real Estate Securities Subaccount

Thrivent Balanced Subaccount

Thrivent High Yield Subaccount

Thrivent Diversified Income Plus Subaccount

Thrivent Income Subaccount

Thrivent Bond Index Subaccount

Thrivent Limited Maturity Bond Subaccount

Thrivent Mortgage Securities Subaccount

Thrivent Money Market Subaccount

The assets of each such Subaccount will be invested in the corresponding Portfolio of the Fund. Subject to certain restrictions, you may transfer amounts among the Subaccounts of the Variable Account. See “PAYMENT AND ALLOCATION OF PREMIUMS—Allocation of Premiums and Accumulated Value”.

THRIVENT FINANCIAL FOR LUTHERANS AND THE VARIABLE ACCOUNT

5. The Variable Investment Options and the subaccounts paragraph on page 14 and 15 of the prospectus are revised to read as follows:

Variable Investment Options and the Subaccounts

You may allocate the premiums and transfer the Accumulated Value to one or more Subaccounts of the Variable Account. We invest the assets of each Subaccount in a corresponding Portfolio of the Fund. There are currently thirty-one Subaccounts. You can change a premium payment allocation for future premium payments and can transfer all or part of the Accumulated Value in a Subaccount to another Subaccount. However, you are only permitted to participate in a maximum of fifteen Subaccounts at any one time. If a transfer or new premium allocation is requested to a different Subaccount than those already selected the new total must not exceed fifteen, and if it would, transfers out of at least as many active Subaccounts must be effected so that the total active Subaccounts would not exceed fifteen.

The following summarizes each portfolio’s investment objective. There is no assurance that any of the Portfolios will achieve their stated objective. For example, during extended periods of low interest rates, the yields of a money market subaccount may become extremely low and possible negative.

Portfolio	Investment Objective
Thrivent Aggressive Allocation Portfolio	To seek long-term capital growth by implementing an asset allocation strategy.

Thrivent Moderately Aggressive Allocation Portfolio	To seek long-term capital growth by implementing an asset allocation strategy.

Thrivent Moderate Allocation Portfolio	To seek long-term capital growth while providing reasonable stability of principal by implementing an asset allocation strategy.

Thrivent Moderately Conservative Allocation Portfolio	To seek long-term capital growth while providing reasonable stability of principal by implementing an asset allocation strategy.

Thrivent Technology Portfolio	To seek long-term capital appreciation by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

Thrivent Partner Small Cap Growth Portfolio	To achieve long-term capital growth by investing primarily in a diversified portfolio of common stocks of U.S. small capitalization companies.

Thrivent Partner Small Cap Value Portfolio	To seek long-term growth of capital by investing primarily in a professionally-managed diversified portfolio of smaller capitalization common stocks.

Thrivent Small Cap Stock Portfolio	To seek long-term capital growth by investing primarily in small company common stocks and securities convertible into small company common stocks.

Thrivent Small Cap Index Portfolio	To strive for capital growth that approximates the performance of the S&P SmallCap 600 Index* by investing primarily in common stocks of the index.

THRIVENT FINANCIAL FOR LUTHERANS AND THE VARIABLE ACCOUNT

Portfolio	Investment Objective
Thrivent Mid Cap Growth Portfolio	To achieve long-term growth of capital by investing primarily in a professionally-managed diversified portfolio of common stocks of companies with medium market capitalizations.

Thrivent Mid Cap Growth Portfolio II	To achieve long-term growth of capital by investing primarily in a diversified portfolio of common stocks of companies with medium market capitalizations.

Thrivent Partner Mid Cap Value Portfolio	To achieve long-term growth of capital.

Thrivent Mid Cap Stock Portfolio	To seek long-term capital growth by investing primarily in common stocks and securities convertible into common stocks of mid-sized companies.

Thrivent Mid Cap Index Portfolio	To seek total returns that track the performance of the S&P MidCap 400 Index* by investing primarily in common stocks comprising the Index.

Thrivent Partner International Stock Portfolio	To strive for long-term capital growth by investing primarily in foreign stocks.

Thrivent Partner All Cap Portfolio	To seek long-term growth of capital.

Thrivent Large Cap Growth Portfolio	To achieve long-term growth of capital through investment primarily in common stocks of established corporations that appear to offer attractive prospects of a high total return from dividends and capital appreciation.

Thrivent Large Cap Growth Portfolio II	To achieve long-term growth of capital and future income by investing primarily in a diversified portfolio of common stocks of companies that appear to offer better than average long-term growth potential.

Thrivent Partner Growth Stock Portfolio	To achieve long-term growth of capital and, secondarily, increase dividend income by investing primarily in a diversified portfolio of common stocks of well-established growth companies.

Thrivent Large Cap Stock Portfolio	To seek long-term capital growth by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

Thrivent Large Cap Value Portfolio	To achieve long-term growth of capital.

Thrivent Large Cap Index Portfolio	To strive for investment results that approximate the performance of the S&P 500®* Index by investing primarily in common stocks of the Index.

Thrivent Real Estate Securities Portfolio	To seek to provide long-term capital appreciation and high current income by investing primarily in the equity securities of companies in the real estate industry.

THRIVENT FINANCIAL FOR LUTHERANS AND THE VARIABLE ACCOUNT

Portfolio	Investment Objective
Thrivent Balanced Portfolio	To seek capital growth and income by investing in a mix of common stocks, bonds and money market instruments. Securities are selected consistent with the policies of the Large Cap Index and the Bond Index Portfolios.

Thrivent High Yield Portfolio	To achieve a higher level of income through investment in a diversified portfolio of high yield securities (“junk bonds”) which involve greater risks than higher quality investments, while also considering growth of capital as a secondary objective.

Thrivent Diversified Income Plus Portfolio	To maximize income while maintaining prospects for capital appreciation by investing primarily in a diversified portfolio of income-producing securities.

Thrivent Income Portfolio	To achieve a high level of income over the longer term while providing reasonable safety of capital through investment primarily in readily marketable intermediate- and long-term fixed income securities.

Thrivent Bond Index Portfolio	To strive for investment results similar to the total return of the Lehman Aggregate Bond Index by investing primarily in bonds and other debt securities included in the Index.

Thrivent Limited Maturity Bond Portfolio	To seek a high level of current income consistent with stability of principal.

Thrivent Mortgage Securities Portfolio	To seek a combination of current income and long-term capital appreciation by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages.

Thrivent Money Market Portfolio	To achieve the maximum current income that is consistent with stability of capital and maintenance of liquidity through investment in high-quality, short-term debt obligations.

* “Standard & Poor’s®”, “S&P®”, “Standard & Poor’s 500”, “500”, “Standard & Poor’s SmallCap 600 Index”, “S&P SmallCap 600 Index”, “Standard & Poor’s MidCap 400 Index” and “S&P MidCap 400 Index” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The product is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product. (Please see the Statement of Additional Information of the Fund, which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.)

Before selecting any Subaccount, you should carefully read the accompanying prospectus for the Fund. You should periodically consider your allocation among Subaccounts in light of current market conditions and your investment goals, risk tolerance and financial circumstances. The prospectus provides more complete information about the Portfolios of the Funds in which the Subaccounts invest, including investment objectives and policies, risks, charges, and expenses.

We are the investment adviser to the Fund, and we are registered as an investment adviser under the Investment Advisers Act of 1940. Pursuant to the investment advisory agreement, we determine which

THRIVENT FINANCIAL FOR LUTHERANS AND THE VARIABLE ACCOUNT

securities to purchase and sell, arrange the purchases and sales and help formulate the investment program for the Portfolios. We implement the investment program for the Portfolios consistent with each Portfolio’s investment objectives, policies and restrictions. The Fund and Thrivent Financial have engaged the following investment subadvisers:

♦	Turner Investment Partners, Inc. and Transamerica Investment Management, LLC serve as subadvisers for Thrivent Partner Small Cap Growth Portfolio.

♦	T. Rowe Price Associates, Inc. serves as subadviser for the Thrivent Partner Small Cap Value Portfolio and the Thrivent Partner Growth Stock Portfolio.

♦	Goldman Sachs Asset Management, L.P. serves as subadviser for Thrivent Partner Mid Cap Value Portfolio.

♦	Mercator Asset Management, LP and T. Rowe Price International, Inc. serve as subadvisers for Thrivent Partner International Stock Portfolio.

♦	Fidelity Management and Research Company serves as subadviser for the Thrivent Partner All Cap Portfolio.

The Fund and Thrivent Financial pay each of the above subadvisers an annual fee for its subadvisory services. Subadvisory fees are described fully in the Statement of Additional Information for the Fund.

Shares of the Fund are currently sold to other Portfolios of the Fund, to several insurance company separate accounts of ours and of our wholly owned subsidiary, Thrivent Life Insurance Company (“Thrivent Life”), and to participants in retirement plans sponsored by us. It is conceivable that in the future it may be disadvantageous for both variable annuity separate accounts and variable life insurance separate accounts and for Thrivent Life and us to invest simultaneously in the Fund, although we do not foresee any such disadvantages to either variable annuity or variable life insurance contract owners. The Fund’s management intends to monitor events in order to identify any material conflicts between such contract owners and to determine what action, if any, should be taken in response. Material conflicts could result from, for example:

♦	Changes in state insurance laws.

♦	Changes in Federal income tax law.

♦	Changes in the investment management of the Fund.

♦	Differences in voting instructions between those given by the Contract Owners from the different separate accounts.

If we believe the response of the Fund to any of those events or conflicts insufficiently protects Contract Owners, we may take appropriate action on our own. Such action could include the sale of the Fund’s shares by one or more of the separate accounts, which could have adverse consequences.

The assets of each such Subaccount will be invested in the corresponding Portfolio of the Fund. Subject to certain restrictions, you may transfer amounts among the Subaccounts of the Variable Account. See “PAYMENTS AND ALLOCATION OF PREMIUMS—Allocation of Premiums and Accumulated Value”.

The date of this Supplement is August 7, 2006.

Please include this Supplement with your Prospectus.

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